Accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure of accounting policies [Abstract]
Disclosure of significant accounting policies [text block]
4.	Accounting policies

The accounting policies indicated below have been applied consistently for all the periods presented.

4.1	Financial instruments

The classification of financial instruments depends on the nature and purpose for which the financial assets or liabilities were acquired and is determined at the time of initial recognition. Financial assets and financial liabilities are initially measured at their fair value.

Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

All financial assets are initially recorded at fair value. Loans and trade receivables, other receivables and financial assets held-to-maturity are measured subsequently measured at amortized cost using the effective interest method.

Equity investments available for sale that do not have a market quotation price and for which fair value cannot be reliably measured are measured at cost less any impairment identified at the end of each reporting period.

Measurements at fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place in the principal market of the asset or liability or in the absence of a principal market in the most advantageous market for the asset or liability.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are classified within the following scale based on the lowest level input that is significant to the fair value measurement as a whole, as follows:

▪
Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities. The fair value of the Group’s marketable securities that a quoted market price is based on Level 1 inputs.

▪
Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observed. Level 2 inputs include prices of similar assets, prices obtained through quotations made by stockbrokers, and prices that can be substantially corroborated with other observable data with the same contractual terms.

For derivative contracts for which a quoted market price is not available, fair value estimations are generally determined using models and other valuation methods, the key inputs for which include future prices, volatility estimates, price correlation, counterparty credit risk and market liquidity, as appropriate. For other assets and liabilities, fair value estimations are generally based on the net present value of expected future cash.

▪
Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable. The Group does not use Level-3 inputs for the measurement of financial assets and liabilities. The Group may use Level-3 inputs for the calculation the recoverable amount of certain non-financial assets for the purpose of impairment testing.

Effective interest rate method

The effective interest rate method is a method of calculating the amortized cost of a financial instrument and accounting of income or financial cost over the relevant period. The effective interest rate is the discount rate that exactly discounts estimated future cash receipts or payments (including all fees, transaction costs and other premiums or discounts) through the expected life of the financial instrument (or, when appropriate, at a shorter period), to the net carrying amount on initial recognition.

Impairment

The Group evaluates, on each reporting date, if there is objective evidence that a financial asset or group of financial assets are impaired. Financial assets are evaluated for the impairment indicators at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after initial recognition, the estimated future cash flows of the asset have been affected. For financial assets measured at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

De-recognition of financial assets

Ecopetrol derecognizes a financial asset only upon the expiration of the contractual rights to the cash flows of the asset or, when it has transferred its rights to receive such cash flows or has assumed the obligation to pay the cash flows received in full without material delay to a third party and (a) it has transferred substantially all the risks and benefits inherent in the ownership of the financial asset or (b) it has neither transferred nor retained substantially all the risks and benefits of the asset, but has transferred control of the asset.

When the Group does neither transfer nor retain substantially all the risks and benefits of the asset or transfer control of the asset, the Group continues to recognize the transferred asset, to the extent of its continuing participation, and it also recognizes the associated liability.

4.1.1	Cash and cash equivalents

Cash and cash equivalents include cash on hand, financial investments that are highly liquid, bank deposits and special funds with original maturity dates of ninety days or less which are subject to an insignificant risk of changes in value.

4.1.2	Financial assets

The Group classifies its financial assets in the following categories:

a)	Financial assets measured at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading and financial assets designated at the time of the initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired to be sold or repurchased in the short term. They are recognized at their fair value and losses or profits arising at the time of re-measurement are recognized in the statement of profit or loss.

b)	Financial assets measured at fair value with changes in other comprehensive income

These are equity instruments of other non-controlled and non-strategic companies not allowing for any type of control or significant influence thereon and where the Group’s management does not intend to negotiate with them in the short-term. These investments are recorded at their fair value and unrealized gains or losses are recognized in other comprehensive income and credited to the available for sale reserve until the investment is derecognized, at which time, the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the available to sale reserve to the statement of profit or loss.

c)	Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables, including trade and other receivables, are measured initially at fair value and then at amortized cost using the effective interest rate method, less impairment.

Loans to employees are initially recorded using the present value of the future cash flows, discounted at the current market rate for similar loans. If the interest rate is less than the current market rate, fair value will be less than the amount of the loan. This difference is recorded as a benefit to employees.

4.1.3	Financial liabilities

Financial liabilities correspond to the financing obtained by the Group through bank credit facilities and bonds, accounts payable to suppliers and creditors.

Bank credit facilities and bonds are initially recognized at their fair value, net of transactions cost. After initial recognition, interest-bearing credit facilities and bonds are subsequently measured at amortized cost, using the effective interest rate method. The effective interest method amortization is included as a financial expense in the statement of profit or loss.

Accounts payable to suppliers and creditors are short-term financial liabilities recorded at nominal value, since it does not significantly differ from fair value.

A financial liability is derecognized when the obligation specified in the corresponding contract is paid or expired. When an existing financial liability has been replaced by another from the same lender, under substantially different terms, or the terms of an existing liability are substantially modified, such modification is treated as the de-recognition of the original liability and recognized as a new liability. The difference between the respective carrying amounts is recognized in the statement of profit or loss.

4.1.4	Derivative financial instruments and hedging activities

Financial derivative instruments are initially recognized in the statement of financial position as assets or liabilities and are measured at fair value on the date on which the derivative is recorded and subsequently measured at fair value. Changes in the fair value of derivatives are recognized as gains or losses in the statement of profit or loss, except for the effective portion of cash flow hedges, which is recognized in other comprehensive income and later reclassified to profit or loss when the hedge item affects profit or loss.

Changes in fair value of derivative contracts, which do not qualify or are not designated as hedges, including forward contracts for the purchase and sale of commodities under negotiation for physical delivery or receipt of the commodity are recorded in profit or loss.

Derivatives embedded in the host contract are accounted for as separate derivatives at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the and the host contracts are not held for trading or designated at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss.

4.1.5	Hedging operations

For purposes of hedge accounting, hedges are classified as:

▪
Fair value hedges, when hedging the exposure to changes in fair value of a recognized asset or liability, or unrecognized firm commitment, or an identifiable portion of such asset, liability or firm commitment.

▪
Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction.

▪	Hedges of a net investment in a foreign operation.

At the inception of the hedging relationship, the Group formally designates and documents the hedge relationship between the hedging instrument and the hedged item, together with its risk management objectives and strategy to perform hedging transactions. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are; assessed on an ongoing basis to determine that they have been highly effective throughout the financial reporting periods for which they were designated.

4.1.5.1 Cash flow hedge

The effective portion of the gain or loss of the hedging instrument is recognized in other comprehensive income, while any ineffective portion is recognized in the consolidated statement of profit or loss, in the net financial results line item.

The amounts previously recognized in other comprehensive income are transferred to profit or loss, when the hedged transaction affects profit or loss. When the hedged item is the cost of a non-financial asset or liability, the amounts previously recognized in other comprehensive income are transferred to the initial carrying amount of the non-financial asset or liability.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs is recognized in the consolidated statement of profit or loss. When it is no longer expected that the initially hedged transaction will occur.

Ecopetrol designates long-term loans as hedging instruments for its exposure to the exchange risk in future oil exports. See Note 30 for further information.

4.1.5.2 Hedge of net investment in a foreign operation

Hedges of net investment in a foreign operation are accounted in a way similar to the cash flow hedges.

Gains or losses on of the hedging instrument related to the effective portion of the hedge are recognized in other comprehensive income, while any gains or losses relating to the ineffective portion are recognized in the statement profit or loss. Cumulative gains or losses recorded in equity is transferred to the consolidated statement of profit or loss when the foreign operation is partially or totally disposed of.

Ecopetrol allocates long-term loans as hedging instruments for its exposure to foreign exchange risk on its investment in subsidiaries whose functional currency is the U.S. dollar. See Note 30 for further information.

4.2	Inventories

Inventories are stated at the lower of cost and net realizable value.

Inventories mainly comprise crude oil, fuels and petrochemicals and consumable inventories (spares and supplies).

The cost of crude oil is the production costs, including transportation costs.

The cost required to bring the pipeline into working order, is treated as part of the related pipeline.

The cost of other inventories is determined based on the weighted average cost method, which includes acquisition costs (deducting commercial discounts, rebates and other similar items), transformation, and other costs incurred to bring inventory to their current location and condition, such as transportation costs.

Consumable inventories (spares and supplies) are recognized as inventory and then charged to expense, maintenance or project to the extent that such items are consumed.

Ecopetrol estimates the net realizable value of inventories at the end of the period. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in the net realizable value because of a change in economic circumstances, the amount of the write-down is reversed. The reversal cannot be greater than the amount of the original write-down, so that the new carrying amount will always be the lower of the cost and the revised net realizable value.

4.3	Related parties

Related parties are considered those in which one party has the ability to control, or has joint control of the other, or exercises significant influence over the other party in making financial or operational decisions, or is a member of key management personnel (or close relative of a member). The Group considers related parties to be associates, joint ventures, key management executives, entities managing resources for payment of employee post-employment benefit plans and Colombian government entities for the purposes of certain relevant transactions, such as the purchase of hydrocarbons and the fuel price stabilization fund (see Note 4.16).

4.3.1	Investments in associates

An associate is an entity over which the Ecopetrol Business Group has significant influence but not control. Significant influence is the power to participate in the financial and operational policy decisions of the investee, but it is not control or joint control over those policies. Generally, these entities are those in which the Group holds an equity interest with voting rights of 20% to 50%. See Exhibit I - Consolidated companies, associates and joint ventures for further details.

Investments in associates are accounted for using the equity method. Under this method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate since the acquisition date. Goodwill related to the associate is included in the carrying amount of the investment and is not tested for impairment separately.

The Group's share of the results of operations of the associate is recognized in the consolidated statement of profit or loss. Any change in other comprehensive income is recognized in other comprehensive income of the Group.

After application of the equity method, the Group determines if it is necessary to recognize an impairment on its investment in its associate. At each reporting date, the Group determines whether there is objective evidence that the investment is impaired. If there is such evidence, the amount of the impairment is calculated as the difference between the recoverable amount and its carrying value, and then the impairment is recognized in the consolidated statement of profit or loss.

When necessary, the Group makes adjustments to the accounting policies of associates to ensure consistency with the policies adopted by the Group. Additionally, the equity method of these companies is measured on their most recent financial statements.

4.3.2	Joint ventures

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control exists only when decisions about the relevant activities require unanimous consent of the parties sharing such control. The accounting treatment for the recognition of joint ventures is the same as investments in associates.

4.4	Joint operations

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement.

Joint operation contracts are entered into between Ecopetrol and third parties to share risk, secure capital, maximize operating efficiency and optimize the recovery of reserves. In these joint operations, one party is designated as the operator to execute the operations and report to partners according to their participating interests. Likewise, each party takes its share of the produced hydrocarbons (crude oil or gas) according to their share in production.

When Ecopetrol participates as a non-operator partner, it records the assets, liabilities, sales revenues, cost of sales and expenses based on the operator’s report. When Ecopetrol is the direct operator of joint venture contracts, it records its percentage of assets, liabilities, sales revenues, costs and expenses, based on the participation of each partner in the items corresponding to assets, liabilities, sales revenues, costs and expenses.

When the Group acquires or increases its participation in a joint operation in which the activity constitutes a business combination, such transaction is recorded applying the acquisition method in accordance with IFRS 3 - Business combination. The acquisition cost is the sum of the consideration transferred, which corresponds to the fair value, on the date of acquisition of the assets transferred and the liabilities incurred. Any transaction cost related to the acquisition or increased share in the joint operation that constitutes a business combination is recognized in the consolidated statement of profit or loss.

The excess of the sum of the consideration transferred and the amount paid in the operation is recognized as goodwill. If the result is in an excess value of the net assets acquired over the amount paid in the operation, the difference is recognized as income in the consolidated statement of profit or loss on the date of recognition of the transaction.

4.5	Non-current assets held for sale

Non-current assets are classified as held for sale if their carrying values will be recovered principally through a sale transaction rather than through continued use. Non-current assets are classified as held for sale only when the sale is highly probable within one year from the classification date and the asset (or group of assets) is available for immediate sale in its present condition. These assets are measured at the lower of their carrying amount and fair value less related costs of disposal. See Note 13 for further information.

4.6	Property, plant and equipment

Recognition and measurement

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Tangible components related to natural and environmental resources are part of property, plant and equipment.

The initial cost of an assets comprises its purchase price or construction cost, including import duties and non-refundable purchase taxes, any costs directly attributable to bringing the asset into operation, costs of employee benefits arising directly from the construction or acquisition, borrowing costs incurred that are attributable to the acquisition and construction of qualifying assets and the initial estimate of the costs of dismantling and abandonment of the item.

Spare parts and servicing equipment are recorded as inventories and recognized as an expense as they are used. Major spare parts and stand-by equipment that the entity expects to use during more than one period are recognized as property, plant and equipment.

Any gain or loss arising from the disposal of a property, plant and equipment is recognized in profit or loss of the period.

Subsequent disbursements

Subsequent disbursements correspond to all payments to be made on existing assets in order to increase or extend the initial expected useful life, increase productivity or productive efficiency, allow for significant reduction of operating costs, increase the level of reserves in exploration or production areas or replace a part or component of an asset that is considered critical for the operation.

The costs of repair, conservation and maintenance of a day to day nature are expensed as incurred. However, disbursements related to major maintenance are capitalized.

Depreciation

Property, plant and equipment is depreciated using the straight-line method, except for those associated with exploration and production activities which are depreciated using the units-of-production method. Technical useful lives are updated annually considering factors such as: additions or improvements (due to parts replacement or critical components for the asset’s operation), technological advances, obsolescence and other factors; the effect of this change is recognized from the period in which it was executed. Depreciation of an asset starts when it is ready to be used.

Useful lives are determined based on the period over which an asset is expected to be available for use, physical exhaustion, technical or commercial obsolescence and legal limits or restrictions over the use of the asset.

The estimated useful life of assets fluctuates in the following ranges:

Plant and equipment	15 - 65 years
Pipelines, networks and lines	10 - 59 years
Buildings	12 - 80 years
Other	5 - 33 years

Land is recorded separately from buildings and facilities and is not subject to depreciation.

Depreciation methods and useful lives are reviewed annually and adjusted if appropriate.

4.7	Natural and environmental resources

Recognition and measurement

Ecopetrol uses the successful efforts method to account for exploration and production of crude oil and gas activities, following the provisions of IFRS 6 – Exploration for the evaluation of mineral resources.

Exploration costs

Acquisition and exploration costs are recorded as exploration and evaluation assets until the determination of whether the exploration drilling is successful or not; if determined to be unsuccessful, all costs incurred are recognized as expenses in the consolidated statement of profit or loss.

Exploration costs are those incurred with the objective of identifying areas that are considered to have prospects of containing oil and gas reserves, including geological and geophysical, seismic costs, viability, and others, which are recognized as expenses when incurred. Furthermore, disbursements associated with the drilling of exploratory wells and those related to stratigraphic wells of an exploratory nature are charged as assets until it is determined if they are commercially viable; otherwise, they are expensed in the consolidated statement of profit or loss as dry wells expense. Other expenditures are recognized as expenses when incurred.

An exploration and evaluation asset is no longer classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Exploration and evaluation assets are reclassified to the natural and environmental resources account after being assessed for impairment.

All capitalized costs are subjected to technical and commercial revisions at least once a year to confirm the evaluation and exploration efforts continue on the fields; otherwise, these costs are written off through to profit or loss.

Exploration costs are net of the revenues obtained from the sale of crude oil during the extensive testing period, net of cost of sales, since they are considered necessary to complete the asset.

Development costs

Development costs correspond to those costs incurred to obtain access to proved reserves and to provide facilities for extracting, treating, gathering and storing. When a project is approved for development, the corresponding capitalized acquisition and exploration costs are classified as natural and environmental resources and costs subsequent to the exploration phase are capitalized as development costs of the properties that contain such natural resources. All development costs are capitalized, including drilling costs of unsuccessful development wells.

Production costs

Production costs are those incurred to operate and maintain productive wells, and are part of the corresponding equipment and facilities. Production activity includes extraction of oil and gas to the surface, its gathering, treatment and processing as well as storage in the field. Production costs are expenses recorded in the consolidated statement of profit or loss as incurred unless they add oil and gas reserves, in which case they are capitalized.

Production and support equipment is recognized at cost and is part of property, plant and equipment subject to depreciation.

Capitalized costs also include decommissioning, dismantling, retiring and restoration costs, as well as the estimated cost of future environmental obligations. The estimation includes plugging and abandonment costs, facility dismantling and environmental recovery of areas and wells. Changes arising in new abandonment liability estimations and environmental remediation are capitalized in the carrying amount of the related asset.

Depletion

Depletion of natural and environmental resources is determined using the unit-of-production method per field, using proved developed reserves as a base, except in limited exceptional cases that require greater judgment by Management to determine a better amortization factor of future economic benefits over the useful life of the asset. Depreciation rates are reviewed annually, based on reserves reports and the impact of any changes is recognized prospectively in the financial statements.

Reserves are audited by internationally recognized external consultants and approved by the Company’s Board of Directors. Proved reserves consist of the estimated quantities of crude oil and natural gas demonstrated with reasonable certainty by geological and engineering data to be recoverable in future years from known reserves under existing economic and operating conditions, that is, at the prices and costs that apply at the date of the estimation.

Impairment

Assets associated to exploration, evaluation and production are subject to review for possible impairment in their carrying amount. See notes 3.2 – Asset impairment (recovery) and 4.12 - Impairment of non-financial assets.

4.8	Capitalization of borrowing costs

Borrowing costs related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to get ready for its intended use are capitalized as part of the cost of such asset when it is probable that future economic benefits associated with the item will flow to the Group and costs can be measured reliably. Other borrowing costs are recognized as finance costs. Projects that have been suspended but that the Group intends to continue to pursue their development in the future, are not considered qualifying assets for the purpose of capitalization of borrowing costs.

4.9	Intangible assets

Intangible assets with a defined useful life, are stated at cost less accumulated amortization and any impairment loss. Intangible assets are amortized under the straight-line method, over their estimated useful lives. The estimated useful lives and amortization method are revised at the end of each reporting period; any change in estimates is recognized on a prospective basis.

The disbursements in relation to research activities are expensed as incurred.

4.10	Goodwill

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interest and any previous interest held over the net identifiable assets acquired and liabilities assumed). After initial recognition goodwill is measured at cost less any accumulated impairment loss. Goodwill is not amortized but tested for impairment annually.

4.11	Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership. All other leases are classified as operating leases.

Assets held under finance leases, when Ecopetrol is the lessee, are recognized in the consolidated statement of financial position at an amount equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payment. These assets are depreciated over the asset's useful life. When there is no reasonable certainty that the company will obtain ownership of the asset at the end of the contract, the leased assets are depreciated in the shortest period between the asset estimated useful life and the lease term.

The corresponding liability to the lessor is included in the consolidated statement of financial position as a finance lease obligation, in the loans and financing line item.

Lease payments are apportioned between financial charges and reduction of lease liabilities in order to achieve a constant rate of interest on the liability remaining balance. Interest expense is recognized in profit or loss.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic prorating basis is more representative of the time pattern of economic benefits from the lease. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

4.12	Impairment of non-financial assets

In order to evaluate if any tangible or intangible assets are impaired, Ecopetrol compares its carrying amount with its recoverable amount at the end of each reporting period or earlier, if there is any indicator that an asset may be impaired.

For purposes of impairment testing, the assets are grouped into cash generating units (CGU), provided that those assets individually considered do not generate cash inflows that, to a greater extent, are independent from those generated by other assets or CGUs. The group of assets in different CGUs requires the exercise of professional judgment and the consideration, among other parameters, of the business segments. In this sense, in the Exploration and Production segment, each CGU corresponds to each one of the different contractual areas commonly called “fields”; by exception, in those cases where the cash inflows generated by several fields are interdependent from each other, those fields are grouped into a single CGU. In the case of the Refining and Petrochemicals segment, each CGUs corresponds to each one of the refineries of the Ecopetrol Business Group and for the Transportation segment; each pipeline is taken as an independent CGU.

The recoverable amount of the asset is the higher amount of the fair value less costs of disposal or its value in use. If the recoverable amount of an asset (or of a CGU) is lower than its net carrying amount, such amount (or that of the CGU) is reduced to its recoverable amount, recognizing an impairment loss in the statement of profit or loss.

Fair value less costs of disposal is usually higher than the value in use for the asset’s in the production segment due to some significant restrictions in the estimation of future cash flows, such as: a) future capital expenses that improve the CGU performance, which could result in expected increase of net cash flows, and b) items before taxes that reflect specific business risks, resulting in a higher discount rate.

Fair value less costs of disposal is determined as the sum of the future discounted cash flows adjusted to the estimated risk. The estimations of expected future cash flows used in the assessment of impairment of the assets include estimates of futures commodity prices, supply and demand estimations, and the margins of the products.

Fair value less costs of disposal, as described above, is compared to valuation multiples and quoted prices of shares in companies comparable to Ecopetrol, in order to determine if it is reasonable.

When an impairment loss is recorded, future amortization expenses are calculated on the basis of the adjusted recoverable amount. Impairment losses may be recovered only if the recovery is related to a change in estimations used after impairment loss was recognized. These recoveries do not exceed the carrying amount of the assets net of depreciation or amortization that would have been determined if such impairment had not been recognized.

The carrying amount of non-current assets reclassified as assets held-for-sale is compared to its fair value less costs of disposal. No other provision for depreciation, depletion or amortization is recorded if the fair value less costs of sale is lower than the carrying amount.

4.13	Provisions and contingent liabilities

Provisions are recognized when Ecopetrol has a current obligation (legal or implied) as a result of a past event, it is probable that Ecopetrol will be required to settle the obligation, and a reliable estimation can be made of the amount of the obligation. Where applicable, they are recorded at present value, using a rate reflecting the liability specific risk.

Future environmental decommissioning costs related to current or future operations, are accounted for as expenses or assets, as the case may be. Expenditures related to past operations that do not contribute to the obtaining of current or future benefits, are expensed as incurred.

The recognition of these provisions coincides with the identification of an obligation related to environmental remediation and Ecopetrol uses available information to determine a reasonable estimation of the related cost.

Provisions for which a negative outcome is assessed as possible are not recognized but are disclosed in the explanatory notes; including those for which the amount cannot be estimated.

If there is an expectation that the provision will be reimbursed, either in whole or in part, for example by virtue of an insurance contract, the amounts expected to be reimbursed are recognized as a separate asset only when such reimbursement is almost certain.

If the effect of the time value of money is significant, the provisions are discounted using the current market rate before taxes reflecting, as applicable, the liability specific risks. When recognizing the discount, the increase of the provision resulting from time elapsed is recognized as financial cost in the profit or loss statement.

Asset retirement obligation

Liabilities associated with the retirement of assets are recognized when there are current obligations, either legal or implied, related to the abandonment and dismantling of wells, facilities, pipelines, buildings and equipment.

The obligation is usually recorded when the assets are installed or the surface or the environment are altered at the operating sites. These liabilities are calculated using the discounted cash flow method, using a pre-tax rate reflecting current market conditions similar liabilities and considering the economic limits of the field or the useful life of the respective asset. When it is not possible to determine a reliable estimation in the period in which the obligation originates, a provision is recognized when there is sufficient information available to make the best estimation.

The carrying amount of the provision is reviewed and adjusted annually considering changes in the assumptions used for its estimation, using a rate that reflects the liability specific risk. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant and equipment and natural and environmental resources. When a decrease in the asset retirement obligation related to a producing asset exceeds the carrying amount of the asset, the excess is recognized the consolidated statement of profit or loss. The financial cost of updating these liabilities is recognized in results for the period as financial expense.

4.14	Income tax and other taxes

Income tax expense is comprised of income tax payable for the period (including, income tax and income tax for equality - CREE, as appropriate) and the effect of deferred taxes in each period.

Current income taxes are recognized in income except when they relate to items recognized in other comprehensive income, in which case the corresponding tax effect is also recognized in other comprehensive income. Income tax assets and liabilities are presented separately in the consolidated statement of financial position except where there is a right of set-off within fiscal jurisdictions and an intention to settle such balances on a net basis.

4.14.1	Current income tax

The Group determines the provision for income tax based on the highest amount between taxable income and presumptive income (the minimum estimated amount of taxable profit on which the law expects to quantify and collect income taxes). Taxable income differs from profit before tax as reported in the consolidated statement of profit or loss, because of: items of income or expense that are taxable or deductible in other periods, special taxable deductions, tax losses and income and line items measured that, according to applicable tax laws in each jurisdiction, are considered nontaxable or nondeductible.

4.14.2	Deferred income tax

Deferred tax is provided using the liability method for temporary differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences and for all accumulated tax losses, if there is a reasonable expectation that the Group will generate future tax profits against which they will be used.

Deferred taxes on assets and liabilities are calculated based on the tax rates that are expected to apply during the years in which temporary differences between the carrying amounts and tax bases are expected to be reversed.

The carrying amount of a deferred tax asset is subject to review at the end of each reporting period and it is reduced to the extent it is no longer probable that there Group will generate enough future taxable profit to realize such deferred tax asset.

In the statement of financial position, deferred tax assets are reflected net and as an offset against deferred tax liabilities, depending on the overall tax position in a particular jurisdiction and on the same taxable entity.

Deferred taxes are not recognized when they arise in the initial recognition of an asset or liability in a transaction (except in a business combination) and at the time of the transaction, does not affect the accounting or tax profit, or in respect of the taxes on the possible future distribution of accumulated profits of subsidiaries or investments accounted for by the equity method, if at the time of the distribution it may be controlled by Ecopetrol and it is probable that the retained earnings will be reinvested by the Group companies and, therefore, will not be distributed to Ecopetrol.

4.14.3 Other taxes

The Group recognizes in profit or loss the costs and expenses related to other taxes than the income tax, such as the wealth tax, which is determined based on the tax equity, the industry and commerce tax on income obtained in the municipalities for performance of commercial, industrial and service activities, and the transport tax on volumes loaded in the transport systems. Taxes are calculated in accordance with current tax regulations. For more details, see Note 10.

4.15	Employee benefits

Salaries and benefits for Ecopetrol staff are governed by the Colombian Collective Labor (Agreement 01 of 1977), and, by the Colombian Substantive Labor Code. In addition to the legally mandated benefits, employees are entitled to fringe benefits which are subject to the place of work, type of work, length of service, and basic salary. An annual interest of 12% is recognized on accumulated severance amounts for each employee, and the payment of compensation is provided for when special circumstances arise resulting in the non-voluntary termination of the contract, without justified cause, and in periods other than the probationary period.

Ecopetrol belonged to the special pension regime under which pension liabilities are Ecopetrol’s responsibility and not pension fund’s responsibility. However, Law 797 of January 29, 2003 and Legislative Act 001 of 2005 determined that Ecopetrol will no longer belong to the said regime and that from that point on employees would be part of the General Pension Regime. Consequently, pension obligations related to employees pensioned until July 31, 2010 are still Ecopetrol’s responsibility. Employees are entitled to such pension bonus if they worked with Ecopetrol prior to January 29, 2003, but whose labor agreement expired without renewal before that date.

All labor benefits of employees who joined Ecopetrol before 1990 are Ecopetrol’s responsibility, without the involvement of any social security entity or institution. Service cost for the employee and his/her relatives registered with the Group is determined by means of a mortality table, prepared based on facts occurring during the year.

For employees who joined Ecopetrol after the Act 50 of 1990 went in effect, Ecopetrol makes periodic contributions for severance payments, pensions and labor risks to the respective funds.

In 2008, Ecopetrol partially commuted the value corresponding to monthly pension payments from its pension liabilities, transferring such liabilities and their underlying amounts to autonomous pension funds (PAP, for its acronym in Spanish). The funds transferred, and returns on those funds, cannot be redirected nor they can be returned to the Group until all of the pension obligations have been fulfilled. The commuted obligation covers allowances and pension bonds payments; while health and education remains under the labor liability in charge of Ecopetrol.

Employee-benefits are divided into four groups comprised as follows:

a)	Short-term employee benefits and post-employment defined benefits:

Benefits to employees in the short term mainly correspond to those which payment will be made in the term of twelve months following the closing of the period in which the employees have rendered their services. These mainly include salaries, severance payments, vacation, bonuses and other benefits.

Post-employment benefits of defined contributions correspond to the periodic payments for severance, pensions and labor risk payments that the Group makes to the respective funds that assume these obligations in their entirety.

The above benefits are recognized as an expense with an associated liability after deducting any already paid amounts.

b)	Post-employment defined benefit plans:

In the defined benefits plan, the Group provides the benefits agreed to current and former employees and assumes the actuarial and investment risks.

The following benefits are classified as long-term defined benefit plans recognized in the financial statements according to the calculations of an independent actuary:

▪	Pensions
▪	Pension bonds
▪	Health
▪	Educational plan
▪	Retroactive severances

Liabilities recognized in the statement of financial position in respect of these benefit plans are the present value of the defined benefit obligation at the date of the statement of financial position, less the fair value of plan assets.

The defined benefit obligation is calculated annually by independent actuaries using the projected credit unit method, which takes into account employees’ years of service and, for pensions, average or final pensionable remuneration. This obligation is discounted at its present value using interest rates of high-quality government bonds denominated in the currency in which the benefits will be paid and of a duration consistent with the plan obligations.

These actuarial calculations involve several assumptions that could differ from the events that will effectively take place in the future. Said assumptions include the determination of the discount rate, future salary increases, mortality rates and future pension increase. Because of the complexity of the calculation, the underlying assumptions and long-term nature of these plans, the obligations for defined benefits are extremely sensitive to changes in assumptions. All key assumptions are revised at the end of the reported period.

In determining the appropriate discount rate, in absence of a broad high quality bond market, Management considers interest rates corresponding to the class B TES bonds issued by the Colombian Government as its best reference, at an appropriate discount rate with maturities extrapolated in line with the term expected for each benefit plan. The mortality rate is based on the particular country’s rate, which latest version is the RV08 mortality table published in resolution 1555 of October 2010. The future salary and pension increases are linked to the country's future inflation rates. Note 22 - Provisions for employee benefits provides further details on key assumptions used.

The amounts recognized in the consolidated statement of profit or loss related to employees defined benefit plans are comprised mainly by service cost and the net financial expense. Service cost includes mainly the increase in present value of the benefit obligation during the period (current service cost) and the amount resulting from a new benefit plan. Plan amendments corresponds to changes in benefits and are usually recognized when all legal and regulatory approvals have been obtained and the effects have been conveyed to the employees involved. The net financial expense is calculated using the net liability for defined benefits as compared with the yield curve of the discount rate at the beginning of each year for each plan. The net defined benefit liability or asset resulting from actuarial profits and losses, the asset ceiling effect and the asset profitability, excluding the value of recognized in the consolidated statement of profit or loss, are recognized in other comprehensive income.

When the plan assets exceed the gross obligation, the recognized asset is limited to the lower of the surplus in the defined benefits plan and the ceiling of assets determined using a discount rate based on Colombian Government bonds.

(a)	Other long term benefits

Other long-term benefit is the five-year term bonus which also considered in the actuarial calculation. This benefit is a cash bond that accumulates annually and is paid every five years to employees. The Group recognizes in the consolidated statement of profit or loss the service cost, the net financial cost and the adjustment to the obligation of the defined benefit plan.

(b)	Termination benefits

Termination benefits are recognized only when a detailed plan exists for such process and there is no possibility to withdraw the offer. The Group recognizes a liability and an expense for termination benefits at the earliest date between the date when the offer of such benefits cannot be withdrawn and the date when the restructuring costs are recognized.

4.16	Sales revenue recognition

Sales revenue from crude oil and natural gas sales is recognized at the time of transfer of title to the buyer, including risks and rewards of ownership. In the case of refined and petrochemical products, sales revenue is recognized when products are shipped by the refinery and subsequently adjusted in accordance with price changes when dealing with regulated price products, as explained bellow. Sales revenue from transportation services is recognized when products are transported and delivered to the buyer in accordance with contractual terms. In all other cases, sales revenue is recognized at the time it is earned and a true, probable and quantifiable right to demand its payment arises.

Under current regulations, Ecopetrol and Refinería de Cartagena S.A. sell regular gasoline and mid-distillates at a regulated price.

In accordance with Decree 1068 of 2015, the Ministry of Mines and Energy calculates semiannually and settles Ecopetrol’s net position to be stabilized for each fuel by the Fuel Price Stabilization Fund (FEPC, for its acronym in Spanish). The amount to be settled is calculated as the volume sold during the corresponding period multiplied by the difference between the international parity price and the reference price actually charged. The net position is calculated by adding all differentials throughout the six month period in Colombian pesos in favor of the Group and chargeable to the FEPC. The international parity price is the daily price of gasoline and diesel oil of the respective month in Colombian pesos, indexed to the United States of America Gulf market price, calculated in accordance with Resolution 18 0522 of 2010. The reference price is the price per gallon fixed by the Ministry of Energy and Mines, at which refiners or importers sell gasoline or diesel to the national market. Therefore, this difference represents a higher or lower value of sales revenues for Ecopetrol S.A. and Refinería de Cartagena S.A.

4.17	Costs and expenses

Costs and expenses are presented according to their nature; they are detailed in the related disclosures in cost of sales, and administrative, operating, projects and other associated expenses.

4.18	Finance income (expenses)

Finance income and expenses include mainly: a) borrowings costs on loans and financing, except for those that are capitalized on qualifying asset, b) gains and losses on changes in fair value of financial instruments measured at fair value through profit or loss, c) currency exchange differences of financial assets and liabilities, except for debt instruments designated as hedging instruments, d) interest expenses as a result of discounting long-term liabilities (abandonment costs and pension liabilities), e) dividends derived from equity instruments measured at fair value with changes in other comprehensive income.

4.19	Information by business segment

Ecopetrol presents the respective disclosures relative to its business segments in its consolidated financial statements in accordance with paragraph 4 of IFRS 8 - Operation segments.

The operation of the Ecopetrol Business Group is performed through three business segments: 1) Exploration and Production, 2) Transport and Logistics, and 3) Refining, Petrochemical and Biofuels. This segmentation is based on management of objectives and corporate strategic plan, considering that these businesses: (a) are engaged in differential commercial activities, which generate sales revenue and incur costs and expenses; (b) the operational results are revised regularly by the Group's Governance that makes operational decisions to allocate resources to the various segments and assess their performance; and (c) there is differentiated financial information available. Internal transfers represent sales to inter-company segments and are registered and presented at market prices.

a)
Exploration and production: This segment includes activities related to the exploration and production of oil and gas. Sales revenues are derived from sales of oil and natural gas at market prices to other segments and to third parties (domestic and foreign distributors). Costs include costs incurred in production. Expenses include all exploration costs that are not capitalized.

b)	Transport and Logistics: This segment includes sales revenue and costs associated with the transport and distribution of hydrocarbons, derivatives and products operation.

c)
Refining and Petrochemicals: This segment mainly includes activities performed at the Barrancabermeja and Cartagena refineries, where crude from production fields is transformed. The sales revenue from products are realized to other segments and domestic and foreign customers and include refined and petrochemical products at market prices and some fuels at regulated price. This segment also includes industrial service sales to customers.

See figures of the information by segments in Note 33.